CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable | ¥		¥ 21,952		¥ 11,014
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		95,671		99,691
Amounts of the non-current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		¥ 109,909		¥ 114,897
Par value per common share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares		500,000,000		500,000,000
Common shares, shares issued | shares		66,784,688		61,874,716
Common shares, shares outstanding | shares		66,784,688		61,874,716